Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cost [Member]
Cost
Balance at the beginning	RM 4,700,894
Additions	28,924,404		4,700,894
Written off	(11,382)
Currency realignment	(118,900)
Balance at the end	33,495,016		4,700,894
Ending balance (in Dollars)	33,495,016		4,700,894
Accumulated Depreciation [Member]
Cost
Balance at the beginning
Charges	929,796
Currency realignment	(17,886)
Balance at the end	911,910
Ending balance (in Dollars)	911,910
Carrying Amount [Member]
Cost
Balance at the beginning	4,700,894
Balance at the end	32,583,106	$ 7,288,633	4,700,894
Ending balance (in Dollars)	32,583,106		4,700,894
Socializer Messenger Platform Software [Member] | Cost [Member]
Cost
Balance at the beginning
Additions	15,493,602
Written off
Currency realignment
Balance at the end	15,493,602
Ending balance (in Dollars)	15,493,602
Socializer Messenger Platform Software [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Charges	904,326
Currency realignment	(17,886)
Balance at the end	886,440
Ending balance (in Dollars)	886,440
Socializer Messenger Platform Software [Member] | Carrying Amount [Member]
Cost
Balance at the beginning
Balance at the end	14,607,162	3,267,529
Ending balance (in Dollars)	14,607,162
AI-Powered Travel Platform Software [Member] | Cost [Member]
Cost
Balance at the beginning	4,589,300
Additions			4,589,300
Written off
Currency realignment	(118,900)
Balance at the end	4,470,400		4,589,300
Ending balance (in Dollars)	4,470,400		4,589,300
AI-Powered Travel Platform Software [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Charges
Currency realignment
Balance at the end
Ending balance (in Dollars)
AI-Powered Travel Platform Software [Member] | Carrying Amount [Member]
Cost
Balance at the beginning	4,589,300
Balance at the end	4,470,400	1,000,000	4,589,300
Ending balance (in Dollars)	4,470,400		4,589,300
Credit service Management System [Member] | Cost [Member]
Cost
Balance at the beginning
Additions	6,722,800
Written off
Currency realignment
Balance at the end	6,722,800
Ending balance (in Dollars)	6,722,800
Credit service Management System [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Charges
Currency realignment
Balance at the end
Ending balance (in Dollars)
Credit service Management System [Member] | Carrying Amount [Member]
Cost
Balance at the beginning
Balance at the end	6,722,800	1,503,848
Ending balance (in Dollars)	6,722,800
Finance Management System [Member] | Cost [Member]
Cost
Balance at the beginning
Additions	6,559,803
Written off
Currency realignment
Balance at the end	6,559,803
Ending balance (in Dollars)	6,559,803
Finance Management System [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Charges
Currency realignment
Balance at the end
Ending balance (in Dollars)
Finance Management System [Member] | Carrying Amount [Member]
Cost
Balance at the beginning
Balance at the end	6,559,803	1,467,386
Ending balance (in Dollars)	6,559,803
Other Software Package [Member] | Cost [Member]
Cost
Balance at the beginning	111,594
Additions	148,199		111,594
Written off	(11,382)
Currency realignment
Balance at the end	248,411		111,594
Ending balance (in Dollars)	248,411		111,594
Other Software Package [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Charges	25,470
Currency realignment
Balance at the end	25,470
Ending balance (in Dollars)	25,470
Other Software Package [Member] | Carrying Amount [Member]
Cost
Balance at the beginning	111,594
Balance at the end	222,941	$ 49,870	111,594
Ending balance (in Dollars)	RM 222,941		RM 111,594